Document and Entity Information	0 Months Ended
Nov. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 01, 2013
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Nov. 01, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013
Dreyfus Connecticut Fund | Class A
Risk/Return:
Trading Symbol	PSCTX
Dreyfus Connecticut Fund | Class C
Risk/Return:
Trading Symbol	PMCCX
Dreyfus Connecticut Fund | Class Z
Risk/Return:
Trading Symbol	DPMZX
Dreyfus Connecticut Fund | Class I
Risk/Return:
Trading Symbol	DTCIX
Dreyfus Connecticut Fund | Class Y
Risk/Return:
Trading Symbol	DPMYX
Dreyfus Massachusetts Fund | Class A
Risk/Return:
Trading Symbol	PSMAX
Dreyfus Massachusetts Fund | Class C
Risk/Return:
Trading Symbol	PCMAX
Dreyfus Massachusetts Fund | Class Z
Risk/Return:
Trading Symbol	PMAZX
Dreyfus Pennsylvania Fund | Class A
Risk/Return:
Trading Symbol	PTPAX
Dreyfus Pennsylvania Fund | Class C
Risk/Return:
Trading Symbol	PPACX